SCHEDULE OF PRINCIPAL PAYMENTS DUE ON CONVERTIBLE PROMISSORY DEBENTURES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024		$ 2,279,316
Long-Term Debt	$ 3,051,516	$ 2,279,316
2023 (6 months remaining)	2,262,816
2024	$ 788,700